Share based compensation	6 Months Ended
Jun. 30, 2014
Share based compensation [Abstract]
Share based compensation
Note 6 - Share based compensation

On April 30, 2014, the Company granted, in the aggregate, 74,000 Restricted Share Units (RSUs) to certain of its directors, employees and consultants under the 2013 Plan. In relation to this grant:

1.	50% of the RSUs vest on the second anniversary of the date of grant and the additional 50% of the RSUs vest on the third anniversary of the date of the grant.

2.	The fair value of RSUs is estimated based on the market value of the Company's stock on the date of grant, less an estimate of dividends that will not accrue to RSU holders prior to vesting.

3.	The Company recognizes compensation expenses on these RSUs based on estimated grant date fair value, with the following assumptions:

Expected dividend yield	2.06%
Termination rate	4.35%

4.
Compensation expenses incurred during the six and three month periods ended June 30, 2014 in relation to this grant were approximately US$ 210 thousand. As at June 30, 2014, there were approximately US$ 2,842 thousand of unrecognized compensation costs related to this grant to be recognized over a weighted average period of 2.34 years.